Share-based Payment Arrangements - Summary of Employee Share Options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	May 16, 2017 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average fair value of options granted				$ 1.44
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Year | shares	6,887,523	6,958,461	5,946,461
Number of Options, Granted | shares			1,032,250
Number of Options, Forfeited | shares	(5,000)	(70,938)	(20,250)
Number of Options, Exercised | shares	(60,000)
Number of Options, Ending of Year | shares	6,822,523	6,887,523	6,958,461
Number of Options Exercisable, Ending of Year | shares	6,595,294	5,825,816	4,830,503
Weighted-average fair value of options granted	$ 0.89	$ 0.89	$ 0.89
Weighted- average Exercise Price, Beginning of Year	1.41	1.42	1.27
Weighted -average Exercise Price, Granted			2.26
Weighted- average Exercise Price, Forfeited	2.13	1.95	1.36
Weighted- average Exercise Price, Exercised	0.80
Weighted- average Exercise Price, End of Year	1.41	1.41	1.42
Weighted- average Exercise Price, Exercisable End of Year	$ 1.38	$ 1.30	$ 1.20
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Year | shares	755,833
Number of Options, Granted | shares		825,833
Number of Options, Forfeited | shares	(57,666)	(70,000)
Number of Options, Ending of Year | shares	698,167	755,833
Weighted-average fair value of options granted	$ 0.62	$ 0.62
Weighted- average Exercise Price, Beginning of Year	1.28
Weighted -average Exercise Price, Granted		1.28
Weighted- average Exercise Price, Forfeited	1.28	1.28
Weighted- average Exercise Price, End of Year	$ 1.28	$ 1.28